Accounts Receivable, Net - Major Charters (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Navig8 Group of Companies (“Navig8”)
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	39.20%	31.90%	33.00%
Mansel LTD ("Mansel")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	12.10%	14.30%	14.70%
Shell Tankers Singapore Private LTD ("Shell")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage		13.70%	20.00%